Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited) (Parenthetical)	6 Months Ended
Mar. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Proceeds from issuance IPO	$ 2,613,758